Financial liabilities	6 Months Ended
Jun. 30, 2025
Disclosure of financial liabilities [abstract]
Financial liabilities	Financial liabilities
Financial liabilities break down as follows:

(amounts in thousands of euros)
FINANCIAL LIABILITIES	AS OF DECEMBER 31, 2024	AS OF JUNE 30, 2025
Kreos & Claret bond loans	26,373	16,949
Lease liabilities	1,431	947
PGE	1,252	—
Borrowings	29,056	17,896
Kreos & Claret convertible notes (OCABSA)	23,370	17,833
Convertible loan notes	23,370	17,833
Kreos & Claret minimum return indemnifications	3,620	3,639
Derivative instruments	3,620	3,639
Royalty certificates	13,023	14,135
Other financial liabilities	13,023	14,135
Total non-current financial liabilities	69,069	53,503

Kreos & Claret bond loans	20,028	22,473
Lease liabilities	932	929
PGE	1,235	1,238
Borrowings	22,195	24,641
Heights convertible notes	21,574	17,743
Kreos & Claret convertible notes (OCABSA)	—	6,460
Convertible loan notes	21,574	24,203
Kreos & Claret BSA	1,166	1,557
Derivative instruments	1,166	1,557
Total current financial liabilities	44,935	50,401
Total financial liabilities	114,004	103,905
Note 15.1. Structured debt financing with Kreos & Claret subscribed in August 2023 – “Kreos / Claret Financing”
The Kreos / Claret Financing consists of three tranches of €25,000 thousand each in aggregate principal amount (the convertible
OCABSA and the second and third tranches of non-convertible bonds, respectively the "tranches A, B and C") as well as a Minimal
Return Indemnification ("MRI") to the benefit of the bondholders.
In addition to the Kreos / Claret OCABSA, the Group has issued share warrants (the “tranche A-B BSA” and “tranche C BSA”), giving Kreos and Claret the right to subscribe to up to 214,198 and 405,832 ordinary shares respectively.
The OCABSA are compound instruments, split between (i) a debt component (then measured at amortized cost) and (ii) an equity component corresponding to the conversion option and the attached OCABSA warrants.
The OCABSA warrants are considered as an embedded component of the bonds rather than a separate stand-alone financial instrument.
The Kreos / Claret second and third tranches are hybrid instruments, split between (i) debt host contracts accounted for at amortized cost and (ii) bifurcated embedded derivatives accounted for at fair value through profit and loss, corresponding to the Minimal Return
Indemnifications and the prepayment options (the fair value of the prepayment options being deemed insignificant at issuance and as of December 31, 2024 and June 30, 2025).
As the A-B and C warrants (the "Kreos / Claret BSA") are contractually transferable separately from the bonds and are redeemable in a variable number of ordinary shares of the Group, they are classified as standalone derivative financial liabilities.
The detailed terms and conditions and the accounting treatment of these instruments are presented in Note 15.1 to the annual consolidated financial statements of the Group as of December 31, 2024 accompanying the Group’s Annual Report.
On August 6, 2025, Kreos Capital VII(UK) Limited converted the Tranche A portion of the Kreos / Claret Financing (the Kreos /
Claret OCABSA), resulting in the issuance of 785,389 ordinary shares.  In addition, on the same date Kreos Capital VII Aggregator
SCSp exercised its share warrants (the tranche A-B BSA and tranche C BSA) resulting in the issuance of 319,251 ordinary shares of the Group.
On August 28, 2025, Claret European Growth Capital Fund III SCSp, exercised its share warrants (the tranche A-B BSA and tranche
C BSA) 206,662 shares of the Group.
Measurement of the Kreos / Claret second and third tranches hybrid instruments
At inception, the net cash proceeds reflect the tranches' initial fair values. The fair values of the Minimal Return Indemnifications were deducted from the initial carrying values of the debt components of each tranche, which were subsequently measured at amortized cost using the EIR method.
The fair values of the Minimum Return Indemnifications were measured using the following assumptions:

Tranche B Minimum Return Indemnification - Mars 2024	AS OF DECEMBER 31, 2024	AS OF JUNE 30, 2025
Final redemption scenario probability	95%	95%
Minimal return	1.40x	1.40x
Discount rate	8%	16%
Probability-weighted present value of shortfall payment (in thousands of €)	2,635 (Final redemption) 136 (Tender offer)	2,595 (Final redemption) 133 (Tender offer)
Probability-weighted fair value of tranche A-B warrants with MRI (in thousands of €)	104 (Final redemption)	222 (Final redemption)
Probability-weighted fair value of tranche A-B warrants without MRI (in thousands of €)	241 (Final redemption)	386 (Final redemption)
Total fair value of MRI (in thousands of €)	2,499 (Final redemption, i.e. a+b-c) 136 (Tender offer)	2,431 (Final redemption) 133 (Tender offer)
Fair value of Tranche B MRI (in thousands of €)	2,636	2,564

Tranche C Minimum Return Indemnification - June 2024	AS OF DECEMBER 31, 2024	AS OF JUNE 30, 2025
Final redemption scenario probability	95%	95%
Minimal return	1.30x	1.30x
Discount rate	8%	16%
(a) Probability-weighted present value of shortfall payment (in thousands of €)	1,160 (Final redemption) 43 (Tender offer)	1,245 (Final redemption) 45 (Tender offer)
(b) Probability-weighted fair value of tranche A-B warrants with MRI (in thousands of €)	684 (Final redemption)	927 (Final redemption)
(c) Probability-weighted fair value of tranche A-B warrants without MRI (in thousands of €)	903 (Final redemption)	1,142 (Final redemption)
Total fair value of MRI (in thousands of €)	941 (Final redemption, i.e. a+b-c) 43 (Tender offer)	1,030 (Final redemption) 45 (Tender offer)
Fair value of Tranche C MRI (in thousands of €)	984	1,075
For the purpose of measuring the fair value of the MRI (shortfall payment), the fair value of the tranche A-B and C BSA was measured with a Black Scholes model under the Final redemption scenario and with a Monte Carlo model under the Tender offer scenario.
The increase in the discount rate assumption for the Tranches B and C MRI between December 31, 2024 and June 30, 2025 primarily reflects changes in market conditions and a higher credit risk.
As of December 31, 2024, using the same assumption with an increase of +1% volatility, €+1 share price, +1% risk-free rate, +10% in the probability of achieving the Final redemption scenario and +1% discount rate would result in changes of the MRI B and C fair value by respectively €-1 thousand, €-3 thousand, €-3 thousand, €+3 thousand and €-82 thousand.
As of June 30, 2025, using the same assumption with an increase of +1% volatility, €+1 share price, +1% risk-free rate, +10% in the probability of achieving the Final redemption scenario and +1% discount rate would result in changes of the MRI B and C fair value by respectively €1 thousand, €-82 thousand, €-6 thousand, €-6 thousand and €-60 thousand.
Measurement of the Kreos / Claret tranche A-B-C BSA
The Kreos / Claret tranche A-B and tranche C BSA are measured at fair value using a Black-Scholes valuation model. The model considers two probability-weighted scenarios, i.e. (i) the 7-year expiry of the BSA and (ii) an earlier exercise upon a tender offer. The main data and assumptions are the following:

Kreos/Claret Tranche A-B BSA - August 2023	AS OF DECEMBER 31, 2024	AS OF JUNE 30, 2025
Number of outstanding BSA	214,198	214,198
Exercise price per share	18.67	18.67
Ordinary share price	6.76	6.64
Exercise date	19/8/2030 (expiry) 18/2/2027 (tender offer)	19/8/2030 (expiry) 18/2/2027 (tender offer)
7-year expiry scenario probability	95%	95%
Volatility	44.3% (expiry) 44.3% (tender offer)	60.8% (expiry) 60.8% (tender offer)
Dividend	—%	—%
Risk-free rate	2.9% (expiry) 2.9% (tender offer)	1.9% (expiry) 1.9% (tender offer)
Fair value of issued Kreos/Claret Tranche A-B BSA	243	390

Kreos/Claret Tranche C BSA - November 2023	AS OF DECEMBER 31, 2024	AS OF JUNE 30, 2025
Number of outstanding BSA	405,832	405,832
of which, number of conditional BSA	0	0
Exercise price per share	9.86	9.86
Ordinary share price	6.67	6.64
Exercise date	1/11/2030 (expiry) 18/2/2027 (tender offer)	1/11/2030 (expiry) 18/2/2027 (tender offer)
7-year expiry scenario probability	95%	95%
Probability of Drawdown of Tranche C credit facility	Drawn on June 21, 2024	Drawn on June 21, 2024
Volatility	44.3% (expiry) 44.3% (tender offer)	60.8% (expiry) 60.8% (tender offer)
Dividend	—%	—%
Risk-free rate	2.9% (expiry) 2.9% (tender offer)	1.9% (expiry) 1.9% (tender offer)
Fair value of issued Kreos/Claret Tranche A-B BSA	923	1,167
As of December 31, 2024, using the same assumption with an increase of +1% volatility, €+1 share price, +1% risk-free rate and
+10% in the probability of achieving the 7 years expiry scenario would result in an increase of Kreos / Claret A-B and C BSA fair value by respectively €37 thousand, €350 thousand, €61 thousand and €75 thousand.
As of June 30, 2025, using the same assumption with an increase of +1% volatility, €+1 share price, +1% risk-free rate and +10% in the probability of achieving the 7-year expiry scenario would result in an increase of Kreos / Claret A-B and C BSA fair value by respectively €34 thousand, €391 thousand, €50 thousand and €103 thousand.
Note 15.2.  Heights convertible notes
The Heights convertible notes consists of (i) a host debt instrument and (ii) conversion and settlement options representing embedded derivatives. The whole instrument is measured at fair value through profit or loss ("FVTPL") at each reporting date.
In application of the Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-
current, and Non-current Liabilities with Covenants, the Heights convertible notes are classified as current financial liabilities.
The fair value of the Heights convertible notes (including the embedded features) has been measured with a Monte Carlo model, considering two probability-weighted scenarios: (i) a Put Event or Default/Dissolution scenario and (ii) a voluntary conversion at maturity scenario. The main data and assumptions are the following:

Heights convertible notes - August 2023	AS OF DECEMBER 31, 2024	AS OF JUNE 30, 2025
Number of outstanding notes	350	350
Original principal amount (in thousands of €)	35,000	35,000
Interest rate	6%	6%
Conversion price per share	€23.77	€23.77
Ordinary share price	€6.76	€6.64
Maturity date	24/08/2025 (put event) 24/08/2027 (HTM/voluntary conversion)	24/08/2026 (put event) 24/08/2027 (HTM/voluntary conversion)
Held to maturity scenario probability	75%	75%
Initial price limit	€14.43	€14.43
Early redemption amount (put event)	120%	120%
Volatility	50%	50%
Credit spread	25%	25%
Risk-free rate	2.9%	1.9%
Fair value of Heights convertible notes (in thousands of €)	20,017	16,481
As of December 31, 2024, using the same assumptions with an increase of +1% volatility, €+1 share price, +1% risk-free rate and
+10% probability of achieving the held to maturity scenario would result in a change in the Heights convertible notes fair value by respectively €+2 thousand, €+39 thousand, €-219 thousand and €-631 thousand.
As of June 30, 2025, using the same assumptions with an increase of +1% volatility, €+1 share price, +1% risk-free rate and +10%
probability of achieving the held to maturity scenario would result in a change in the Heights convertible notes fair value by respectively €+6 thousand, €+42 thousand, €-152 thousand and €-237 thousand.
On the limit date for the drawdown of the second tranche of the Heights Financing (i.e. August 4, 2024), the Group had not drawn down this tranche and has therefore forgone its right to do so in the future.
On July 23 and July 30, 2025, the noteholders requested the conversion of respectively 150 and 200 convertible notes (corresponding to the entirety of the outstanding principal amount of approximately €21.9 million) into 920,377 new ordinary shares of the Group at a conversion price of €23.7674 per ordinary share (see Note 3.3 "Conversion of the Heights convertible notes – July-August 2025").
Note 15.3. State guaranteed loan – “PGE”
The payment of the last installment of the PGE is scheduled in June 2026.
Note 15.4. Lease liabilities
The variations in lease liabilities are set forth below:

(amounts in thousands of euros)	LEASE LIABILITY
AS OF DECEMBER 31, 2023	540
(+) Increase	2,036
(-) Decrease	(353)
AS OF JUNE 30, 2024	2,223

AS OF DECEMBER 31, 2024	2,363
(+) Increase	—
(-) Decrease	(486)
AS OF JUNE 30, 2025	1,876
Lease liabilities mainly relate the Group’s former headquarters in Paris, the Boston office entered into in November 2023, the
Montpellier offices entered into in April 2024, the new Paris headquarters entered into in May 2024 and to a lesser extent to vehicles, parking lots and printers (Note 8).
As of December 31, 2024 and June 30, 2025, the lease liabilities of the Paris headquarters and Boston offices represented 93% and
92.16% of the total lease liability, respectively.
Lease expenses related to contracts for which a lease liability and right of use asset is recognized under IFRS 16 were €309 thousand and €428 thousand for the six-month periods ended June 30, 2024 and 2025, respectively. They were recognized for (i) €405 thousand and €362 thousand as Depreciation expenses and (ii) €25 thousand and €36 thousand as Interest expenses, for the six-month periods ended June 30, 2024 and 2025, respectively.
Lease expenses related to short-term lease contracts and low value assets that are not included in the valuation of the lease liability amount to €77 thousand, and €175 thousand for the six-month periods ended June 30, 2024 and 2025, respectively.
Note 15.5. Royalty certificates
The royalty certificates are measured at amortized cost using the EIR method.
The fair value of the royalty certificates, calculated using the same model as their initial measurement, amounts to €7,313 thousand as of December 31, 2024 and €9,417 thousand as of June 30, 2025.
The fair value of the royalty certificates is based on the net present value of royalties, which depends on assumptions made by the
Group with regards to the probability of success of its studies (“POS”), the commercialization budget of obefazimod (“peak penetration”) and the Group's WACC. In addition, royalty projections have been adjusted to reflect any difference between the
Group’s value derived from management projections and the Group’s market capitalization.
As of December 31, 2024, using the same assumptions with an increase of +5 points of POS, +5% of peak penetration (best case scenario), +1% WACC and €+1 share price would result in a change in the royalty certificates fair value by respectively €
+572 thousand, €+1,735 thousand, €-314 thousand and €+1,160 thousand. Using the same assumptions with a decrease of -5% points of POS, -5% of peak penetration (worst case scenario) and -1% WACC and €-1 share price would result in a change in the royalty certificates fair value by respectively €-572 thousand, €-2,527 thousand, €+332 thousand and €-1,160 thousand.
As of June 30, 2025, using the same assumptions with an increase of +5 points of POS, +5% of peak penetration (best case scenario),
+1% WACC and €+1 share price would result in a change in the royalty certificates fair value by respectively €+740 thousand, €
+2,201 thousand, €-395 thousand and €+1,326 thousand. Using the same assumptions with a decrease of -5% points of POS, -5% of peak penetration (worst case scenario) and -1% WACC and €-1 share price would result in a change in the royalty certificates fair value by respectively €-740 thousand, €-3,182 thousand, €+416 thousand and €-1,326 thousand.
Note 15.6. Change in financial liabilities
Changes in financial liabilities, excluding derivative instruments, are presented below as of June 30, 2024 and 2025:

(Amounts in thousands of euros)	Kreos/ Claret convertible notes (OCABSA)	Kreos & Claret bond loans	Heights convertibl e notes	PGE	Conditional advances BPI	Lease liabilities	Royalty certificates	Total
FINANCIAL LIABILITIES (excluding derivatives instruments)
AS OF JANUARY 1, 2024	21,643		29,605	3,678	6,771	540	12,229	74,466
Proceeds		47,444	—					47,444
Repayments			(4,375)	(1,250)	(55)	(353)		(6,033)
Interest paid	(1,125)	(829)	(952)	(18)		(25)		(2,949)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments		(3,204)						(3,204)
Non-cash changes: (gain)/loss on recognition or derecognition			(295)					(295)
Non-cash changes: interest expense and other	1,948	1,365	920	34	7	25	1,933	6,232
Non-cash changes: other fair value remeasurement			(91)					(91)
Non-cash changes : subsidies					(4,070)	—	—	(4,070)
Non-cash changes : other reclassifications					(173)			(173)
Non cash changes: additional leases						2,036		2,036
AS OF JUNE 30, 2024	22,466	44,776	24,812	2,444	2,480	2,223	14,162	113,363

(Amounts in thousands of euros)	Kreos/ Claret convertible notes (OCABSA)	Kreos & Claret bond loans	Heights convertibl e notes	PGE	Conditional advances BPI	Lease liabilities	Royalty certificates	Total
FINANCIAL LIABILITIES (excluding derivatives instruments)
AS OF DECEMBER 31, 2024	23,370	46,401	21,574	2,488	—	2,363	13,023	109,218
Repayments		(9,140)	(2,188)	(1,250)		(454)		(13,032)
Interest paid	(1,125)	(1,974)	(689)	(43)		(36)		(3,868)
Non-cash changes: (gain)/loss on recognition or derecognition			(295)					(295)
Non-cash changes: interest expense and other	2,048	4,136	680	44		36	1,112	8,056
Non-cash changes: other fair value remeasurement			(1,339)					(1,339)
Non cash changes : Effect of the change in foreign currency exchange rates						(32)		(32)
AS OF JUNE 30, 2025	24,293	39,423	17,743	1,238	—	1,876	14,135	98,709
For the six-month period ended June 30, 2024, proceeds from the issuance of the Kreos / Claret tranches B and C bond loans are presented net of transaction costs and deposits (corresponding to the prepayments of half of the last debt installments on issuance date)
included in the debt discount using the EIR method, and amounting to €1,475 thousand and €1,081 thousand respectively. Net proceeds from non-convertible bond loans of €48,544 thousand disclosed in the Unaudited Condensed Consolidated Statements of
Cash Flows for the six-month period ended June 30, 2024 do not include transaction fees of (i) €500 thousand related to the Kreos /
Claret tranche A-B warrants classified as prepaid expenses as of December 31, 2023 and €600 thousand related to tranche C and not yet disbursed as of June 30, 2024.
Note 15.7. Change in derivative instruments
Changes in derivative instruments are presented below as of June 30, 2024 and 2025:

(amounts in thousands of euros)	Kreos/Claret BSA	Kreos/Claret Minimum Return Indemnifications	Total
DERIVATIVE FINANCIAL INSTRUMENTS
AS OF JANUARY 1, 2024	2,579	—	2,579
(+) Issuance	—	2,158	2,158
(+) Increase in fair value	1,542	5	1,547
(-) Decrease in fair value	—	(27)	(27)
AS OF JUNE 30, 2024	4,121	2,136	6,257

AS OF JANUARY 1, 2025	1,166	3,620	4,786
(+) Increase in fair value	391	91	482
(-) Decrease in fair value	—	(72)	(72)
AS OF JUNE 30, 2025	1,557	3,639	5,196
Details related to these instruments' accounting treatments and terms and conditions are set forth in Notes 15.1 and 15.2 of these financial statements, as well as in Notes 15.1 and 15.2 to the annual consolidated financial statements of the Group as of December 31,
2024 accompanying the Group’s Annual Report.
Note 15.8. Breakdown of financial liabilities by maturity
The following are the remaining contractual maturities of financial liabilities as of December 31, 2024 and June 30, 2025. The amounts are gross and undiscounted, and include contractual interest payments.

	AS OF DECEMBER 31, 2024
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Heights convertible notes	21,574	24,063	8,750	8,750	6,563	—
Kreos/Claret convertible notes (OCABSA)	23,370	30,653	2,250	19,943	8,460	—
Kreos/Claret bond loans	46,401	58,080	24,016	25,715	8,348	—
PGE	2,488	2,586	1,293	1,293	—	—
Royalty certificates	13,023	—	—	—	—	—
Lease liabilities	2,363	2,512	993	996	516	7
Derivative instruments	4,786	4,786	1,166	—	3,620	—
Total financial liabilities	114,004	122,680	38,468	56,698	27,507	7

	AS OF JUNE 30, 2025
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS		LESS THAN 1 YEAR		FROM 1 TO 2 YEARS		FROM 2 TO 5 YEARS		LONGER THAN 5 YEARS
(amounts in thousands of euros)
Heights convertible notes	17,743	24,828		1,313		1,313		22,203		—
Kreos/Claret convertible notes (OCABSA)	24,293	29,528		8,148		21,380		—		—
Kreos/Claret bond loans	39,423	45,670		25,549		20,121		—		—
PGE	1,238	1,268		1,268		—		—		—
Royalty certificates	14,135	—		—		—		—		—
Lease liabilities	1,876	1,991		979		907		105		—
Derivative instruments	5,196	5,196		1,557		3,639				—
Total financial liabilities	103,905	108,481	$—	38,814	0	47,359	$—	22,308	0	—
(1) The contractual cash flows above do not include potential future royalty payments related to the royalty certificates, amounting to
2% of the future net sales of obefazimod (worldwide and for all indications). The amount of royalties that may be paid under the royalty certificates is capped at €172.0 million in the aggregate. Royalty payments are expected to take place before the expiry date of the certificates, which is 15 years after their issuance date (September 2, 2037), and would be included in the "from 2 to 5 years" and
"longer than 5 years" maturity categories according to management's projections.